Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Balance at beginning of period	$ 776	$ 279
Deferred revenue additions during period	1,094	1,326
Revenue recognized during period	(1,308)	(829)
Balance at end of period	$ 562	$ 776